EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 103	$ 104
Expense arising from cash-settled share-based payment transactions	410	290
Total expense arising from share-based payment transactions	513	394
Effect of hedging program	(407)	(289)
Expense from share-based payment transactions with employees	$ 106	$ 105